CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
(Decreased) increased of capital expenditures in accounts payable	$ (25)	$ (25)	$ (16)	$ 31	$ 16
Stock-based compensation	$ 7	$ 7	$ 28	$ 26	$ 22